Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Entity Registrant Name	CITY NATIONAL ROCHDALE FUNDS
Entity Central Index Key	0001026977
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 31, 2019
Document Effective Date	Jan. 31, 2019
Prospectus Date	Jan. 31, 2019